Common Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Common Stock [Abstract]
Schedule of shares of common stock reserved for issuance
	September 30, 2022	September 30, 2021
Series A Preferred Stock	—	1,713,965
Series A-1 Preferred Stock	—	1,865,238
Public Warrants	10,511,597	—
Common Warrants	2,586,667	—
Placement Agent Warrants	362,134	—
New Common Stock Warrants	8,333,334	—
New Placement Agent Warrants	583,333	—
Rollover Warrants	165,976	167,867
Unvested and unissued Rollover RSU awards	257,047	460,706
Stock options outstanding	352,313	—
Dilutive shares reserved for issuance	23,152,401	4,207,776
Shares available for future stock grants under the 2021 Equity Incentive Plan	942,108	—
Total common stock reserved for issuance	24,094,509	4,207,776

	December 31, 2021	December 31, 2020
Series A Preferred Stock	628,930	628,930
Series A-1 Preferred Stock	684,450	—
Warrants	61,600	—
Unvested RSU awards	169,058	37,775
Total common stock reserved for issuance	1,544,038	666,705